Investment Risks	Oct. 16, 2026
TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the Reference Asset, anticipated volatility, interest rates, and national and international political and economic events.

There may at times be an imperfect correlation between the movement in values of options and the Reference Asset. In addition, there may at times not be a liquid secondary market for certain options positions. The effective use of options depends on the Fund’s ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

Investing in the Fund is not equivalent to investing directly in the Reference Asset. Although the Fund’s principal income strategy does not write calls over the Fund’s long exposure, losses on put credit spreads, the daily hedge and other options positions may offset gains in the Reference Asset, increase losses during certain declines and cause the Fund to underperform the Reference Asset.

The trading of options is subject to transaction costs that may impact the Fund’s returns.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Short-Dated Options And Daily Hedge Risk Member
Prospectus [Line Items]
Risk [Text Block]
Short-Dated Options and Daily Hedge Risk. The Fund intends to use options with very short periods to expiration, including options that generally expire on the next trading day. Short-dated options are highly sensitive to changes in the price and implied volatility of the Reference Asset and may change in value rapidly. Small movements in the Reference Asset may result in significant gains or losses to the Fund.

The success of the daily hedge depends on the timing and price at which the Fund establishes, adjusts and closes the hedge. The hedge may not be in place during all market periods, suitable options may be unavailable or insufficiently liquid, and market movements may occur before the Fund establishes a new hedge or after an existing hedge has expired. The daily reset means that the hedge is designed primarily for a sharp decline over a short period and may provide little protection against a gradual decline composed of a series of smaller daily losses.

Because the Fund expects to enter the daily hedge late in the trading day and hold it through the next trading session, overnight gaps, early market closes, trading halts and rapid changes in liquidity may materially affect the hedge. The Fund may be unable to establish or close the intended positions at favorable prices, and the realized payoff may differ materially from the payoff expected at the time the hedge was established.

Short-dated options may have wide bid-ask spreads and limited market depth during periods of stress. High turnover, execution slippage, exercise and assignment, and repeated daily rebalancing may reduce returns and may prevent the Fund from obtaining the desired hedge exposure.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Put Credit Spread Risk Member
Prospectus [Line Items]
Risk [Text Block]
Put Credit Spread Risk. The Fund seeks income by selling put credit spreads. A put credit spread has a limited maximum profit equal to the net premium received and a limited maximum loss generally equal to the difference between the strike prices less that premium. If the Reference Asset declines below the strike price of the sold put, the spread will lose value; if the Reference Asset is at or below the purchased-put strike at expiration, the spread generally will realize its maximum loss.

Premium income from put credit spreads may be insufficient to offset losses on the spreads, losses on the Fund’s long exposure, hedging costs, transaction costs or Fund expenses. During a market decline, the Fund may incur losses simultaneously on its long exposure and its put credit spreads. Repeated losses on put credit spreads may reduce NAV even when the Fund continues to make distributions.

Put credit spreads do not directly cap the upside of the Fund’s long exposure, but they are separate risk positions and may materially reduce the Fund’s return. The Adviser may be unable to obtain sufficient premium at acceptable strike prices or may choose not to initiate a spread when market conditions are unfavorable, which could reduce the Fund’s income.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Short Put And Assignment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Short Put and Assignment Risk. The Fund will write put options as part of its synthetic long exposure, income strategy and daily hedge. A written put creates an obligation to purchase or settle with respect to the Reference Asset at the strike price if the option is exercised or assigned. Although the Fund generally expects written puts used in spreads or hedges to be offset by purchased puts, the offset may be imperfect because the strikes, expirations or quantities may differ.

American-style options may be exercised before expiration, and assignment may occur at an unfavorable time. Exercise or assignment may create an unintended position in the Reference Asset, require cash or collateral, or force the Fund to close positions at disadvantageous prices. Purchased puts may not fully offset losses on written puts before expiration or under stressed market conditions.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Gamma, Volatility And Path-Dependency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Gamma, Volatility and Path-Dependency Risk. The Fund’s short-dated options may have significant gamma exposure, meaning their sensitivity to the Reference Asset may change rapidly as the Reference Asset moves. The value of the Fund’s options also may be highly sensitive to implied volatility, time remaining to expiration and the sequence of market movements.

As a result, the Fund’s NAV may experience substantial intraday and overnight volatility. A market path consisting of repeated modest declines may produce materially different and potentially worse results than a single large decline of the same cumulative magnitude.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The market for options may be subject to periods of illiquidity. During such times, it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can make it difficult to find counterparties willing to transact at reasonable prices or sizes. Illiquid markets may cause losses, which could be significant.

Large or concentrated positions in options on the Reference Asset may be more difficult to liquidate and may increase losses incurred while attempting to do so.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
FLEX Options Risk. FLEX Options are exchange-listed options contracts with customizable terms. Although FLEX Options are listed on an exchange, there is no guarantee that a liquid secondary trading market will exist. In the event that trading in FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Prior to expiration, the value of FLEX Options may vary due to factors other than the value of the Reference Asset, including changes in interest rates, volatility, and supply and demand dynamics.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.
TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund can redeem shares in-kind and/or in cash. To the extent that any part of a redemption is in cash or otherwise includes cash as part of its redemption proceeds, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.
TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Distribution And Return Of Capital Risk Member
Prospectus [Line Items]
Risk [Text Block]	Distribution and Return of Capital Risk. The Fund seeks to provide current weekly income. There is no guarantee that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital that is generally tax-free to the extent of a shareholder’s tax basis in the Fund’s shares and reduces the shareholder’s tax basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares which will generate capital gain.
TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Early Close/Late Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. If the Reference Asset is an ETF that holds equity securities, equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of the equity securities held by the Reference Asset may decrease due to general market conditions or other factors unrelated to a particular issuer. A decline in the value of the equity securities underlying the Reference Asset will adversely affect the Fund.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The use of derivative instruments (including options) involves risks different from, or possibly greater than, the risks associated with investing directly in securities. These risks include: (i) risk of mispricing or improper valuation; (ii) imperfect correlation between the derivative and the Reference Asset; (iii) liquidity risk; and (iv) leverage risk.

Derivative contracts may have embedded leverage, which can magnify gains and losses and amplify the effects of market volatility on the Fund’s NAV. The use of derivatives may require the Fund to liquidate portfolio positions at disadvantageous times to meet margin or collateral requirements.

Although exchange-traded options are guaranteed for settlement by the Options Clearing Corporation, the Fund remains subject to market, operational, and systemic risks associated with derivatives markets.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Cyber Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Put Ratio Backspread And Loss-Zone Risk Member
Prospectus [Line Items]
Risk [Text Block]
Put Ratio Backspread and Loss-Zone Risk. The Fund’s daily hedge generally will combine one written higher-strike put with two purchased lower-strike puts, which may have different strike prices. The structure is intended to become increasingly profitable after the Reference Asset declines sufficiently below the lowest purchased-put strike, but it has a region in which it may lose money.

If the Reference Asset declines modestly and finishes between or near the hedge strikes, the written put may lose more than the purchased puts gain. In that circumstance, the hedge may increase the Fund’s loss compared with an unhedged investment in the Reference Asset. The maximum-loss region and lower breakeven will vary from day to day based on the selected strikes and premiums.

If the Reference Asset declines below the lowest purchased-put strike, the hedge is expected to provide increasing protection, but the gains may not fully offset losses on the Fund’s long exposure, income spreads or other positions. The hedge may be established for a net debit, may expire worthless, or may be closed before it reaches its expected payoff.

The daily hedge resets frequently. Accordingly, a decline that occurs over several days may cause the Fund to establish each new hedge at progressively lower Reference Asset levels and may prevent the Fund from benefiting from the full cumulative decline. There is no assurance that the hedge will be effective or that it will limit losses to any specified percentage.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Inflation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of changes in market interest rates. Changes in interest rates may affect the prices of options and the value of the Fund’s U.S. Treasury securities and money market instruments. The effect of a change in interest rates on any option position will depend on the option’s type, strike price, expiration date and other market conditions.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial, or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Because the Fund seeks exposure to the Reference Asset, the Fund’s performance is closely tied to the performance of the Reference Asset. A decline in the value of the Reference Asset will adversely affect the Fund’s NAV.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Money Market Instruments Risk Member
Prospectus [Line Items]
Risk [Text Block]	Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.
TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Transaction Cost Risk Member
Prospectus [Line Items]
Risk [Text Block]
Transaction Cost Risk. The Fund will pay transaction costs, including commissions and bid-ask spreads, when it buys and sells options and other securities. Because the Fund expects to enter into and close options positions on a daily basis, it will incur high transaction costs. While turnover of options may not be reflected in traditional portfolio turnover metrics, the economic impact to the Fund may be similar to that of a fund with high portfolio turnover. These transaction costs may negatively affect the Fund’s performance and may result in higher taxable distributions.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | U.S. Treasury Bills Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Treasury Bills Risk. U.S. Treasury bills may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury bills holdings to decline.
TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Volatility Risk. The Fund’s income from option premiums is influenced by the level of implied volatility of the Reference Asset. A decline in implied volatility may reduce the premiums the Fund is able to receive from writing options, which may adversely affect income. Conversely, increases in implied volatility may increase the value of options written by the Fund, potentially resulting in losses.

Changes in volatility may also affect the value and effectiveness of the Fund’s hedging positions.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as non-diversified under the 1940 Act and may invest a greater percentage of its assets in a smaller number of issuers or instruments than a diversified fund. As a result, the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event affecting those issuers or instruments.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the Reference Asset, anticipated volatility, interest rates, and national and international political and economic events.

There may at times be an imperfect correlation between the movement in values of options and the Reference Asset. In addition, there may at times not be a liquid secondary market for certain options positions. The effective use of options depends on the Fund’s ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

Investing in the Fund is not equivalent to investing directly in the Reference Asset. Although the Fund’s principal income strategy does not write calls over the Fund’s long exposure, losses on put credit spreads, the daily hedge and other options positions may offset gains in the Reference Asset, increase losses during certain declines and cause the Fund to underperform the Reference Asset.

The trading of options is subject to transaction costs that may impact the Fund’s returns.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Short-Dated Options And Daily Hedge Risk Member
Prospectus [Line Items]
Risk [Text Block]
Short-Dated Options and Daily Hedge Risk. The Fund intends to use options with very short periods to expiration, including options that generally expire on the next trading day. Short-dated options are highly sensitive to changes in the price and implied volatility of the Reference Asset and may change in value rapidly. Small movements in the Reference Asset may result in significant gains or losses to the Fund.

The success of the daily hedge depends on the timing and price at which the Fund establishes, adjusts and closes the hedge. The hedge may not be in place during all market periods, suitable options may be unavailable or insufficiently liquid, and market movements may occur before the Fund establishes a new hedge or after an existing hedge has expired. The daily reset means that the hedge is designed primarily for a sharp decline over a short period and may provide little protection against a gradual decline composed of a series of smaller daily losses.

Because the Fund expects to enter the daily hedge late in the trading day and hold it through the next trading session, overnight gaps, early market closes, trading halts and rapid changes in liquidity may materially affect the hedge. The Fund may be unable to establish or close the intended positions at favorable prices, and the realized payoff may differ materially from the payoff expected at the time the hedge was established.

Short-dated options may have wide bid-ask spreads and limited market depth during periods of stress. High turnover, execution slippage, exercise and assignment, and repeated daily rebalancing may reduce returns and may prevent the Fund from obtaining the desired hedge exposure.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Put Credit Spread Risk Member
Prospectus [Line Items]
Risk [Text Block]
Put Credit Spread Risk. The Fund seeks income by selling put credit spreads. A put credit spread has a limited maximum profit equal to the net premium received and a limited maximum loss generally equal to the difference between the strike prices less that premium. If the Reference Asset declines below the strike price of the sold put, the spread will lose value; if the Reference Asset is at or below the purchased-put strike at expiration, the spread generally will realize its maximum loss.

Premium income from put credit spreads may be insufficient to offset losses on the spreads, losses on the Fund’s long exposure, hedging costs, transaction costs or Fund expenses. During a market decline, the Fund may incur losses simultaneously on its long exposure and its put credit spreads. Repeated losses on put credit spreads may reduce NAV even when the Fund continues to make distributions.

Put credit spreads do not directly cap the upside of the Fund’s long exposure, but they are separate risk positions and may materially reduce the Fund’s return. The Adviser may be unable to obtain sufficient premium at acceptable strike prices or may choose not to initiate a spread when market conditions are unfavorable, which could reduce the Fund’s income.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Short Put And Assignment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Short Put and Assignment Risk. The Fund will write put options as part of its synthetic long exposure, income strategy and daily hedge. A written put creates an obligation to purchase or settle with respect to the Reference Asset at the strike price if the option is exercised or assigned. Although the Fund generally expects written puts used in spreads or hedges to be offset by purchased puts, the offset may be imperfect because the strikes, expirations or quantities may differ.

American-style options may be exercised before expiration, and assignment may occur at an unfavorable time. Exercise or assignment may create an unintended position in the Reference Asset, require cash or collateral, or force the Fund to close positions at disadvantageous prices. Purchased puts may not fully offset losses on written puts before expiration or under stressed market conditions.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Gamma, Volatility And Path-Dependency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Gamma, Volatility and Path-Dependency Risk. The Fund’s short-dated options may have significant gamma exposure, meaning their sensitivity to the Reference Asset may change rapidly as the Reference Asset moves. The value of the Fund’s options also may be highly sensitive to implied volatility, time remaining to expiration and the sequence of market movements.

As a result, the Fund’s NAV may experience substantial intraday and overnight volatility. A market path consisting of repeated modest declines may produce materially different and potentially worse results than a single large decline of the same cumulative magnitude.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The market for options may be subject to periods of illiquidity. During such times, it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can make it difficult to find counterparties willing to transact at reasonable prices or sizes. Illiquid markets may cause losses, which could be significant.

Large or concentrated positions in options on the Reference Asset may be more difficult to liquidate and may increase losses incurred while attempting to do so.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
FLEX Options Risk. FLEX Options are exchange-listed options contracts with customizable terms. Although FLEX Options are listed on an exchange, there is no guarantee that a liquid secondary trading market will exist. In the event that trading in FLEX Options is limited or absent, the value of the FLEX Options may decrease.
Prior to expiration, the value of FLEX Options may vary due to factors other than the value of the Reference Asset, including changes in interest rates, volatility, and supply and demand dynamics
TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.
TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund can redeem shares in-kind and/or in cash. To the extent that any part of a redemption is in cash or otherwise includes cash as part of its redemption proceeds, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.
TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Distribution And Return Of Capital Risk Member
Prospectus [Line Items]
Risk [Text Block]
Distribution and Return of Capital Risk. The Fund seeks to provide current weekly income. There is no guarantee that the Fund will make a distribution in any given week. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital that is generally tax-free to the extent of a shareholder’s tax basis in the Fund’s shares and reduces the shareholder’s tax basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares which will generate capital gain.
TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Early Close/Late Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk.If the Reference Asset is an ETF that holds equity securities, equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of the equity securities held by QQQ and included in the Nasdaq-100® Index may decrease due to general market conditions or other factors unrelated to a particular issuer. A decline in the value of the equity securities underlying the Reference Asset will adversely affect the Fund.

Because the Nasdaq-100® Index is more concentrated in innovation- and technology-oriented companies than broader market indices, the Fund may be more susceptible to risks affecting those sectors.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The use of derivative instruments (including options) involves risks different from, or possibly greater than, the risks associated with investing directly in securities. These risks include: (i) risk of mispricing or improper valuation; (ii) imperfect correlation between the derivative and the Reference Asset; (iii) liquidity risk; and (iv) leverage risk.

Derivative contracts may have embedded leverage, which can magnify gains and losses and amplify the effects of market volatility on the Fund’s NAV. The use of derivatives may require the Fund to liquidate portfolio positions at disadvantageous times to meet margin or collateral requirements.

Although exchange-traded options are guaranteed for settlement by the Options Clearing Corporation, the Fund remains subject to market, operational, and systemic risks associated with derivatives markets.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Cyber Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Put Ratio Backspread And Loss-Zone Risk Member
Prospectus [Line Items]
Risk [Text Block]
Put Ratio Backspread and Loss-Zone Risk. The Fund’s daily hedge generally will combine one written higher-strike put with two purchased lower-strike puts, which may have different strike prices. The structure is intended to become increasingly profitable after the Reference Asset declines sufficiently below the lowest purchased-put strike, but it has a region in which it may lose money.
If the Reference Asset declines modestly and finishes between or near the hedge strikes, the written put may lose more than the purchased puts gain. In that circumstance, the hedge may increase the Fund’s loss compared with an unhedged investment in the Reference Asset. The maximum-loss region and lower breakeven will vary from day to day based on the selected strikes and premiums.

If the Reference Asset declines below the lowest purchased-put strike, the hedge is expected to provide increasing protection, but the gains may not fully offset losses on the Fund’s long exposure, income spreads or other positions. The hedge may be established for a net debit, may expire worthless, or may be closed before it reaches its expected payoff.

The daily hedge resets frequently. Accordingly, a decline that occurs over several days may cause the Fund to establish each new hedge at progressively lower Reference Asset levels and may prevent the Fund from benefiting from the full cumulative decline. There is no assurance that the hedge will be effective or that it will limit losses to any specified percentage.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Inflation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of changes in market interest rates. Changes in interest rates may affect the prices of options and the value of the Fund’s U.S. Treasury securities and money market instruments. The effect of a change in interest rates on any option position will depend on the option’s type, strike price, expiration date and other market conditions.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial, or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Because the Fund seeks exposure to the Reference Asset, the Fund’s performance is closely tied to the performance of the Reference Asset. A decline in the value of QQQ or the Nasdaq-100® Index will adversely affect the Fund’s NAV.

The Nasdaq-100® Index is more heavily concentrated in technology and growth-oriented companies than broader market indices. As a result, the Fund may be more susceptible to risks affecting those sectors, including rapid changes in technology, product obsolescence, regulatory developments, competitive pressures, and fluctuations in investor sentiment toward growth-oriented companies. The Nasdaq-100® Index also includes securities of non-U.S. issuers, which may involve additional risks, including currency, political, and regulatory risks.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Money Market Instruments Risk Member
Prospectus [Line Items]
Risk [Text Block]	Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.
TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Transaction Cost Risk Member
Prospectus [Line Items]
Risk [Text Block]
Transaction Cost Risk. The Fund will pay transaction costs, including commissions and bid-ask spreads, when it buys and sells options and other securities. Because the Fund expects to enter into and close options positions on a daily basis, it will incur high transaction costs. While turnover of options may not be reflected in traditional portfolio turnover metrics, the economic impact to the Fund may be similar to that of a fund with high portfolio turnover. These transaction costs may negatively affect the Fund’s performance and may result in higher taxable distributions.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | U.S. Treasury Bills Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Bills Risk. U.S. Treasury bills may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury bills holdings to decline.
TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Volatility Risk. The Fund’s income from option premiums is influenced by the level of implied volatility of the Reference Asset. A decline in implied volatility may reduce the premiums the Fund is able to receive from writing options, which may adversely affect income. Conversely, increases in implied volatility may increase the value of options written by the Fund, potentially resulting in losses.

Changes in volatility may also affect the value and effectiveness of the Fund’s hedging positions.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as non-diversified under the 1940 Act and may invest a greater percentage of its assets in a smaller number of issuers or instruments than a diversified fund. As a result, the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event affecting those issuers or instruments.